T. ROWE PRICE GLOBAL TECHNOLOGY FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.7%
BUSINESS SERVICES 1.0%
Information Services 1.0%
CoStar Group (1)	67,777	39,799
Total Business Services		39,799
CONSUMER/RETAIL 0.6%
Retail Stores 0.6%
Magazine Luiza (BRL)	3,414,241	25,876
Total Consumer/Retail		25,876
FINANCIAL SERVICES 6.1%
Payments 6.1%
Adyen (EUR) (1)	57,877	49,446
Mastercard, Class A	265,100	64,037
One97 Communications, Series G, Acquisition Date: 12/3/19,
Cost $6,128 (1)(2)(3)	24,073	4,535
Visa, Class A	821,500	132,360
Total Financial Services		250,378
HARDWARE 1.3%
Consumer Electronics 0.1%
Pax Labs, Class A, Acquisition Date: 4/18/19,
Cost $9,250 (1)(2)(3)	2,456,552	4,654
		4,654
Enterprise Hardware 1.2%
Keyence (JPY)	147,000	47,262
		47,262
Total Hardware		51,916
INDUSTRIALS 0.7%
Automobile Manufacturers 0.7%
Tesla (1)	53,900	28,244
Total Industrials		28,244

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
INTERNET 27.7%
China Internet Media/Advertising 1.9%
Tencent Holdings (HKD)	1,552,300	76,726
		76,726
China Internet Retail 8.6%
Alibaba Group Holding, ADR (1)	1,813,238	352,639
		352,639
China Internet Services 1.0%
Trip. com Group, ADR (1)	1,848,000	43,336
		43,336
Rest of World Internet Media/Advertising 1.0%
Sea, ADR (1)	894,361	39,629
		39,629
Rest of World Internet Retail 0.8%
MercadoLibre (1)	65,342	31,925
		31,925
U. S. Internet Media/Advertising 7.2%
Alphabet, Class C (1)	96,508	112,220
Facebook, Class A (1)	1,091,790	182,111
		294,331
U. S. Internet Retail 6.5%
Amazon. com (1)	137,272	267,642
		267,642
U. S. Internet Services 0.7%
Booking Holdings (1)	22,400	30,135
		30,135
Total Internet		1,136,363
MEDIA & ENTERTAINMENT 5.4%
Direct-to-Consumer Subscription Services 5.4%
Netflix (1)	597,300	224,286
Total Media & Entertainment		224,286

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
SEMICONDUCTORS 15.1%
Foundry 1.2%
Taiwan Semiconductor Manufacturing (TWD)	5,276,000	47,496
		47,496
Memory 4.2%
Micron Technology (1)	1,523,700	64,087
Samsung Electronics (KRW)	2,839,509	110,405
		174,492
Microcontrollers 2.5%
Infineon Technologies (EUR)	1,880,402	27,145
NXP Semiconductors	886,822	73,544
		100,689
Processors 2.1%
Advanced Micro Devices (1)	1,892,000	86,048
		86,048
Semiconductor Capital Equipment 5.1%
Applied Materials	1,692,100	77,532
ASML Holding (EUR)	409,297	107,897
Lam Research	106,600	25,584
		211,013
Total Semiconductors		619,738
SOFTWARE 38.7%
Back-Office Applications Software 7.9%
Avalara (1)	787,922	58,779
Intuit	563,029	129,497
Workday, Class A (1)	1,051,613	136,941
		325,217
Collaboration and Productivity Software 8.9%
Atlassian, Class A (1)	904,095	124,096
ServiceNow (1)	459,088	131,565
Slack Technologies, Class A (1)	2,857,223	76,688
Zoom Video Communications, Class A (1)	220,509	32,221
		364,570
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)

Design Software 1.3%
Synopsys (1)	420,145	54,111
		54,111
Front-Office Applications Software 9.6%
DocuSign (1)	698,127	64,507
salesforce. com (1)	1,879,800	270,654
Zendesk (1)	899,039	57,547
		392,708
Industry-Specific Software 1.2%
nCino, Acquisition Date: 9/16/19, Cost $6,388 (1)(2)(3)	293,701	4,727
Shopify, Class A (1)	102,900	42,902
		47,629
Infrastructure and Developer Tool Software 4.8%
Datadog, Class A (1)	985,575	35,461
Microsoft	278,828	43,974
PagerDuty (1)	1,254,350	21,675
Snowflake, Class B, Acquisition Date: 3/17/20,
Cost $460 (1)(2)(3)	11,864	460
Splunk (1)	587,121	74,112
Twilio, Class A (1)	261,143	23,370
		199,052
Security Software 5.0%
Crowdstrike Holdings, Class A (1)	1,701,500	94,739
Proofpoint (1)	1,087,844	111,602
		206,341
Total Software		1,589,628
TELECOM EQUIPMENT 1.1%
Wireless Equipment 1.1%
Motorola Solutions	339,461	45,121
Total Telecom Equipment		45,121
Total Common Stocks (Cost $3,490,765)		4,011,349

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

		Shares	$ Value
	(Cost and value in $000s)
	CONVERTIBLE PREFERRED STOCKS 1.2%
	INDUSTRIALS 0.1%
	Transportation Technology Services 0.1%
	Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15,
Cost $	2,272 (1)(2)(3)	82,853	3,122
	Total Industrials		3,122
	INTERNET 0.6%
	China Internet Media/Advertising 0.3%
	ByteDance, Series E, Acquisition Date: 7/8/19,
Cost $	9,606 (1)(2)(3)	194,898	13,298
			13,298
	U. S. Internet Retail 0.1%
	Rent the Runway, Series F, Acquisition Date: 3/21/19, Cost
	$5,771 (1)(2)(3)	258,153	4,270
			4,270
	U. S. Internet Services 0.2%
	Doordash, Series G, Acquisition Date: 11/12/19,
Cost $	11,490 (1)(2)(3)	60,570	8,503
			8,503
	Total Internet		26,071
	SOFTWARE 0.5%
Back	-Office Applications Software 0.0%
	Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost $	1,264 (1)(2)(3)	551,025	1,187
			1,187
	Collaboration and Productivity Software 0.2%
	Evernote, Series 4, Acquisition Date: 5/2/12,
Cost $	1,338 (1)(2)(3)	111,219	459
	Evernote, Series 5, Acquisition Date: 11/8/13,
Cost $	866 (1)(2)(3)	66,613	289
	Uipath, Series D-1, Acquisition Date: 4/26/19,
Cost $	9,119 (1)(2)(3)	231,722	6,748
	Uipath, Series D-2, Acquisition Date: 4/26/19,
Cost $	1,531 (1)(2)(3)	38,910	1,133
			8,629
	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
Infrastructure and Developer Tool Software 0.3%
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $11,114 (1)(2)(3)	258,785	8,225
HashiCorp, Series E, Acquisition Date: 3/13/20,
Cost $3,368 (1)(2)(3)	58,231	3,368
		11,593
Total Software		21,409
Total Convertible Preferred Stocks (Cost $57,739)		50,602

SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 0.93% (4)(5)	28,429,989	28,430
Total Short-Term Investments (Cost $28,430)		28,430

Total Investments in Securities 99.6%
(Cost $3,576,934)		$4,090,381
Other Assets Less Liabilities 0.4%		15,091
Net Assets 100.0%		$4,105,472

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $64,978 and represents 1.6% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	Affiliated Companies
(5)	Seven-day yield
ADR	American Depositary Receipts
BRL	Brazilian Real
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
TWD	Taiwan Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate	(Loss)		Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund	$	—#	$—	$104	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Treasury
Reserve Fund	$20,054$	¤ $	¤$	28,430	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $104 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $28,430.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE GLOBAL TECHNOLOGY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$3,504,720$	492,253$	14,376$	4,011,349
Convertible Preferred Stocks	—	—	50,602	50,602
Short-Term Investments	28,430	—	—	28,430
Total	$3,533,150$	492,253$	64,978$	4,090,381

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(13,121,000) for the period ended March 31, 2020.

($000 s)		Gain
	Beginning	(Loss)		Ending
	Balance	During	Total	Balance
	1/1/20	Period	Purchases	3/31/20
Investment in Securities
Common Stocks	$18,804	$(4,889)	$461	$14,376
Convertible Preferred Stocks	55,466	(8,232)	3,368	50,602
Total	$74,270	$(13,121)	$3,829	$64,978